UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

On November 18, 2016, Municipal High Income Portfolio was liquidated.

On August 20, 2016, Prime Cash Reserves Portfolio was liquidated.

On February 28, 2017, Ultra Short Obligations Portfolio was liquidated.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10407
Reporting Period: 07/01/2016 - 06/30/2017
Master Portfolio Trust

============================= Government Portfolio =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Liquid Reserves Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Municipal High Income Portfolio ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Prime Cash Reserves Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Short Term Yield Portfolio ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Tax Free Reserves Portfolio ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== U.S. Treasury Obligations Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= U.S. Treasury Reserves Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Ultra Short Obligations Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 7, 2017